Document And Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 01, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Apple REIT Ten, Inc.
Document Type	Other
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		40,645,649
Amendment Flag	false
Entity Central Index Key	0001498864
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
ASSETS
Investment in real estate, net of accumulated depreciation of $2,959 and $0	$ 318,504	$ 0
Cash and cash equivalents	77,875	124
Due from third party managers	2,681	0
Other assets	9,237	868
TOTAL ASSETS	408,297	992
LIABILITIES
Notes payable	40,165	400
Accounts payable and accrued expenses	3,595	575
TOTAL LIABILITIES	43,760	975
SHAREHOLDERS��� EQUITY
Preferred stock, value issued	0	0
Common stock, no par value, authorized 400,000,000 shares; issued and outstanding 39,349,617 and 10 shares, respectively	383,766	0
Accumulated deficit	(4,073)	(31)
Cumulative distributions paid	(15,204)	0
TOTAL SHAREHOLDERS��� EQUITY	364,537	17
TOTAL LIABILITIES AND SHAREHOLDERS��� EQUITY	408,297	992
Series A Preferred Stock [Member]
SHAREHOLDERS��� EQUITY
Preferred stock, value issued	0	0
Series B Convertible Preferred Stock [Member]
SHAREHOLDERS��� EQUITY
Preferred stock, value issued	$ 48	$ 48

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Real estate accumulated depreciation (in Dollars)	$ 2,959	$ 0
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	39,349,617	10
Common stock, shares outstanding	39,349,617	10
Series A Preferred Stock [Member]
Preferred stock, shares authorized	400,000,000	400,000,000
Preferred stock, shares issued	39,349,617	10
Preferred stock, shares outstanding	39,349,617	10
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized	480,000	480,000
Preferred stock, shares issued	480,000	480,000
Preferred stock, shares outstanding	480,000	480,000

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2011
Revenues:
Room revenue	$ 0	$ 13,246	$ 19,957
Other revenue	0	1,141	1,954
Total revenue	0	14,387	21,911
Expenses:
Operating expense	0	3,317	5,063
Hotel administrative expense	0	1,098	1,614
Sales and marketing	0	1,091	1,652
Utilities	0	554	813
Repair and maintenance	0	416	613
Franchise fees	0	640	978
Management fees	0	454	692
Taxes, insurance and other	0	776	1,241
General and administrative	6	942	2,316
Acquisition related costs	0	3,605	8,153
Depreciation expense	0	1,861	2,959
Total expenses	6	14,754	26,094
Operating loss	(6)	(367)	(4,183)
Interest income (expense), net	(1)	(106)	141
Net loss	$ (7)	$ (473)	$ (4,042)
Basic and diluted net loss per common share (in Dollars per share)	$ (663.9)	$ (0.01)	$ (0.16)
Weighted average common shares outstanding - basic and diluted (in Shares)	0	37,005	25,430

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	2 Months Ended	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2011
Cash flows from operating activities:
Net loss	$ (7)	$ (4,042)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	0	2,959
Amortization of deferred financing costs and fair value adjustments	0	(18)
Stock option expense	0	58
Changes in operating assets and liabilities:
Increase in funds due from third party managers	0	(2,708)
Increase in other assets	0	(91)
Increase in accounts payable and accrued expenses	5	1,141
Net cash used in operating activities	(2)	(2,701)
Cash flows used in investing activities:
Cash paid for the acquisition of hotel properties	0	(285,004)
Deposits and other disbursements for potential acquisitions	0	(2,312)
Capital improvements	0	(95)
Increase in capital improvement reserves	0	(12)
Net cash used in investing activities	0	(287,423)
Cash flows from financing activities:
Net proceeds related to issuance of Units	(279)	384,067
Distributions paid to common shareholders	0	(15,204)
Payments on notes payable	0	(90)
Deferred financing costs	0	(498)
Proceeds from (payments on) line of credit	400	(400)
Net cash provided by financing activities	121	367,875
Increase in cash and cash equivalents	119	77,751
Cash and cash equivalents, beginning of period	48	124
Cash and cash equivalents, end of period	167	77,875
Non-cash transactions:
Notes payable assumed in acquisitions	$ 0	$ 39,729

Basis of Presentation	9 Months Ended
Sep. 30, 2011
Basis of Accounting [Text Block]

1. Basis of Presentation

          The accompanying unaudited consolidated financial statements have been prepared in accordance with the rules and regulations for reporting on Form 10-Q. Accordingly, they do not include all of the information required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. These unaudited financials should be read in conjunction with the Company’s audited consolidated financial statements included in its prospectus supplement No. 3 pursuant to Rule 424(b)(3) and filed with the Securities and Exchange Commission (File No. 333-168971) on March 17, 2011. Operating results for the three and nine months ended September 30, 2011 are not necessarily indicative of the results that may be expected for the twelve month period ending December 31, 2011.

General Information and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Nature Of Operations And Significant Accounting Policies [Text Block]

2. General Information and Summary of Significant Accounting Policies

     Organization

          Apple REIT Ten, Inc. together with its wholly owned subsidiaries (the “Company”) is a Virginia corporation that intends to qualify as a real estate investment trust (“REIT”) for federal income tax purposes. The Company was formed to invest in hotels and other income-producing real estate assets in selected metropolitan areas in the United States. Initial capitalization occurred on August 13, 2010, when 10 Units, each Unit consisting of one common share and one Series A preferred share, were purchased by Apple Ten Advisors, Inc. (“A10A”) and 480,000 Series B convertible preferred shares, were purchased by Glade M. Knight, the Company’s Chairman and Chief Executive Officer. The Company began operations on March 4, 2011, when it purchased its first hotel. The Company’s fiscal year end is December 31. The Company has no foreign operations or assets and its operating structure includes only one reportable segment. The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated.

     Significant Accounting Policies

     Start Up Costs

          Start up costs are expensed as incurred.

     Use of Estimates

          The preparation of the financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

     Offering Costs

          The Company is raising capital through an on-going best-efforts offering of Units by David Lerner Associates, Inc., the managing underwriter, which receives a selling commission and a marketing expense allowance based on proceeds of the shares sold. Additionally, the Company has incurred other offering costs including legal, accounting and reporting services. These offering costs are recorded by the Company as a reduction of shareholders’ equity. Prior to the commencement of the Company’s offering, these costs were deferred and recorded as prepaid expense. As of September 30, 2011, the Company had sold 39.3 million Units for gross proceeds of $428.1 million and proceeds net of offering costs of $383.7 million.

Offering costs included $42.8 million in selling commissions and marketing expenses and $1.6 million in other offering costs.

     Earnings Per Common Share

          Basic earnings per common share is computed based upon the weighted average number of shares outstanding during the period. Diluted earnings per share is calculated after giving effect to all potential common shares that were dilutive and outstanding for the period. There were no potential common shares with a dilutive effect for the three and nine months ended September 30, 2011 or for the period from August 13, 2010 (initial capitalization) through December 31, 2010. As a result, basic and diluted outstanding shares were the same. Series B convertible preferred shares are not included in earnings per common share calculations until such time that such shares are eligible to be converted to common shares.

     Cash and Cash Equivalents

          Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less. The fair market value of cash and cash equivalents approximates their carrying value. Cash balances may at times exceed federal depository insurance limits.

     Investments in Real Estate and Related Depreciation

          Real estate is stated at cost, net of depreciation. Repair and maintenance costs are expensed as incurred while significant improvements, renovations, and replacements are capitalized. Depreciation is computed using the straight-line method over estimated useful lives of the assets, which are 39 years for buildings, ten years for major improvements and three to seven years for furniture and equipment.

          The Company considers expenditures to be capital in nature based on the following criteria: (1) for a single asset, the cost must be at least $500, including all normal and necessary costs to place the asset in service, and the useful life must be at least one year; (2) for group purchases of 10 or more identical assets, the unit cost for each asset must be at least $50, including all normal and necessary costs to place the asset in service, and the useful life must be at least one year; (3) for major repairs to a single asset, the repair must be at least $2,500 and the useful life of the asset must be substantially extended.

          Upon acquisition of real estate properties, the Company estimates the fair value of acquired tangible assets (consisting of land, land improvements, buildings and improvements) and identified intangible assets and liabilities, in-place leases and assumed debt based on evaluation of information and estimates available at that date. Generally, the Company does not acquire hotel properties that have significant in-place leases as lease terms for hotel properties are very short term in nature. Other than the lease discussed in Note 3, the Company has not assigned any value to intangible assets such as management contracts and franchise agreements as such contracts are generally at current market rates and any other value attributable to these contracts is not considered material. The Company has expensed as incurred all transaction costs associated with the acquisitions of existing businesses, including title, legal, accounting and other related costs, as well as the brokerage commission paid to Apple Suites Realty Group, Inc. (“ASRG”), a related party 100% owned by Glade M. Knight, Chairman and Chief Executive Officer of the Company.

          The Company records impairment losses on hotel properties used in operations if indicators of impairment are present, and the sum of the undiscounted cash flows estimated to be generated by the respective properties, based on historical and industry information, is less than the properties’ carrying amount. Indicators of impairment include a property with current or potential losses from operations, when it becomes more likely than not that a property will be sold before the end of its previously estimated useful life or when events, trends, contingencies or changes in circumstances indicate that a triggering event has occurred and an asset’s carrying value may not be recoverable. Impairment losses are measured as the difference between the asset’s fair value and its carrying value. No impairment losses have been recorded to date.

     Federal Income Taxes

          The Company intends to elect to be taxed, and expects to qualify, as a REIT under Sections 856 to 860 of the Internal Revenue Code. As a REIT, the Company will be allowed a deduction for the amount of dividends paid to its shareholders, thereby subjecting the distributed net income of the Company to taxation only at the shareholder level. The Company’s continued qualification as a REIT will depend on its compliance with numerous requirements, including requirements as to the nature of its income and distribution of dividends.

          The Company has established Apple Ten Hospitality Management, Inc. as a 100% owned taxable REIT subsidiary (“TRS”). The TRS leases all hotels from the Company and is subject to income tax at regular corporate rates on any income that it would earn.

     Revenue Recognition

          Revenue is recognized as earned, which is generally defined as the date upon which a guest occupies a room or utilizes the hotel’s services.

     Comprehensive Income

          The Company recorded no comprehensive income other than net loss for the periods reported.

     Sales and Marketing Costs

          Sales and marketing costs are expensed when incurred. These costs represent the expense for franchise advertising and reservation systems under the terms of the hotel management and franchise agreements and general and administrative expenses that are directly attributable to advertising and promotion.

Real Estate Investments	9 Months Ended
Sep. 30, 2011
Real Estate Disclosure [Text Block]

3. Real Estate Investments

          The Company acquired 19 hotels during the first nine months of 2011. The following table sets forth the location, brand, manager, date acquired, number of rooms and gross purchase price for each hotel. All dollar amounts are in thousands.

City	State	Brand	Manager	Acquired Date	Rooms	Gross Purchase Price

Denver	CO	Hilton Garden Inn	Stonebridge	3/4/2011	221	$58,500
Winston-Salem	NC	Hampton Inn & Suites	McKibbon	3/15/2011	94	11,000
Matthews	NC	Fairfield Inn & Suites	Newport	3/25/2011	94	10,000
Columbia	SC	TownePlace Suites	Newport	3/25/2011	91	10,500
Mobile	AL	Hampton Inn & Suites	McKibbon	6/2/2011	101	13,000
Gainesville	FL	Hilton Garden Inn	McKibbon	6/2/2011	104	12,500
Pensacola	FL	TownePlace Suites	McKibbon	6/2/2011	98	11,500
Knoxville	TN	SpringHill Suites	McKibbon	6/2/2011	103	14,500
Richmond	VA	SpringHill Suites	McKibbon	6/2/2011	103	11,000
Cedar Rapids	IA	Hampton Inn & Suites	Schulte	6/8/2011	103	13,000
Cedar Rapids	IA	Homewood Suites	Schulte	6/8/2011	95	13,000
Hoffman Estates	IL	Hilton Garden Inn	Schulte	6/10/2011	184	10,000
Davenport	IA	Hampton Inn & Suites	Schulte	7/19/2011	103	13,000
Knoxville	TN	Homewood Suites	McKibbon	7/19/2011	103	15,000
Knoxville	TN	TownePlace Suites	McKibbon	8/9/2011	98	9,000
Mason	OH	Hilton Garden Inn	Schulte	9/1/2011	110	14,825
Omaha	NE	Hilton Garden Inn	White	9/1/2011	178	30,018
Des Plaines	IL	Hilton Garden Inn	Raymond	9/20/2011	251	38,000
Merillville	IN	Hilton Garden Inn	Schulte	9/30/2011	124	14,825

Total					2,358	$323,168

          The purchase price for these properties, net of debt assumed, was funded by the Company’s on-going best-efforts offering of Units. The Company assumed approximately $39.7 million of debt during the first nine months of 2011, in connection with the acquisition of the Homewood Suites and TownePlace Suites hotels in Knoxville, Tennessee as well as the Hilton Garden Inn hotel in Des Plaines, Illinois. The Company also used proceeds from its on-going best-efforts offering to pay approximately $8.2 million in acquisition related costs, including $6.5 million, representing 2% of the gross purchase price for these hotels, as a brokerage commission to ASRG, which is 100% owned by Glade M. Knight, the Company’s Chairman and Chief Executive Officer, and approximately $1.7 million in other acquisition related costs, including title, legal and other related costs. These costs are included in acquisition related costs in the Company’s consolidated statement of operations for the nine months ended September 30, 2011.

          The Company leases all of its hotels to its wholly-owned taxable REIT subsidiary (or a subsidiary thereof) under master hotel lease agreements.

          In connection with the acquisition of the Mobile, Alabama Hampton Inn & Suites hotel in June 2011, the Company assumed a land lease with a remaining lease term of 51 years. The lease was valued at below market rates and as a result the Company recorded an in-place favorable lease asset totaling $1.5 million which is included in other assets in the Company’s consolidated balance sheets. The amount is being amortized over the remaining lease term. As of September 30, 2011 the remaining minimum lease payments are $107,000.

          No goodwill was recorded in connection with any of the acquisitions.

          At September 30, 2011, the Company’s investment in real estate consisted of the following (in thousands):

Land	$25,288
Building and Improvements	279,667
Furniture, Fixtures and Equipment	15,255
Franchise fees	1,253

321,463
Less Accumulated Depreciation	(2,959)

Investment in real estate, net	$318,504

          As of September 30, 2011, the Company had outstanding contracts for the potential purchase of seven additional hotels for a total purchase price of $121.8 million. Of these seven hotels, two are under construction and should be completed by the end of 2011 or early 2012. Closing on these two hotels is expected upon completion of construction. The existing hotels are expected to close within the next three months. Although the Company is working towards acquiring these hotels, there are many conditions to closing that have not yet been satisfied and there can be no assurance that closings will occur under the outstanding purchase contracts. The following table summarizes the location, brand, number of rooms, refundable (if the seller does not meet its obligations under the contract) contract deposits paid, and gross purchase price for each of the contracts. All dollar amounts are in thousands.

Location	Brand	Rooms	Deposits Paid	Gross Purchase Price

Operating (a)
Scottsdale, AZ	Hilton Garden Inn	122	$200	$16,300	(c)
South Bend, IN	Fairfield Inn & Suites	119	800	17,500
Gainesville, FL	Homewood Suites	103	100	14,550	(c)
Skokie, IL	Hampton Inn & Suites	225	125	32,000	(c)
Round Rock, TX	Homewood Suites	115	300	15,500

Under Construction (b)
Jacksonville, NC	Home2 Suites	105	100	12,000
Charleston, SC	Home2 Suites	122	200	13,908	(d)

		911	$1,825	$121,758

(a)	These hotels are currently operational and assuming all conditions to closing are met should close within three months from September 30, 2011.
(b)

The hotels are currently under construction. The table shows the expected number of rooms upon hotel completion and the expected franchise. Assuming all conditions to closing are met the purchase of these hotels should close by the end of 2011 or early 2012.

(c)	Purchase contracts for these hotels require the Company to assume approximately $43.0 million in mortgage debt. The loans provide for monthly payments of principal and interest on an amortized basis.
(d)

If the seller meets all of the conditions to closing, the Company is obligated to specifically perform under the contract. As the property is under construction, at this time, the seller has not met all of the conditions to closing.

          As there can be no assurance that all conditions to closing will be satisfied, the Company includes deposits paid for hotels under contract in other assets, net in the Company’s consolidated balance sheets, and in deposits and other disbursements for potential acquisitions in the Company’s consolidated statement of cash flows. It is anticipated that the purchase price (less any debt assumed) for the outstanding contracts will be funded from the proceeds of the Company’s on-going best-efforts offering of Units and cash on hand if a closing occurs.

          On February 4, 2011, the Company entered into a purchase contract for the potential acquisition of a Fairfield Inn & Suites hotel in Wytheville, Virginia. On February 25, 2011, this contract was terminated. The gross purchase price for the 80 room hotel was $7.3 million. In connection with the termination of this contract, the initial deposit of $100,000 was repaid to the Company.

          On April 12, 2011, the Company entered into purchase contracts for the potential acquisition of a SpringHill Suites hotel in Fort Myers, Florida and a TownePlace Suites hotel in Montgomery, Alabama. On April 29, 2011, these contracts were terminated. The gross purchase price for the two hotels totaled $16.5 million. In connection with the termination of these contracts, the initial deposits totaling $200,000 were repaid to the Company.

Notes Payable	9 Months Ended
Sep. 30, 2011
Debt Disclosure [Text Block]

4. Notes Payable

          Upon acquisition of the properties, the Company assumed approximately $39.7 million of debt secured by first mortgage notes on the Homewood Suites and TownePlace Suites hotels in Knoxville, Tennessee as well as the Hilton Garden Inn hotel in Des Plaines, Illinois. The following table summarizes the hotel location, interest rate, maturity date and the principal amount assumed associated with each note payable outstanding as of September 30, 2011 and December 31, 2010. All dollar amounts are in thousands.

Location	Brand	Interest Rate (1)	Acquisition Date	Maturity Date	Principal Assumed	Outstanding balance as of September 30, 2011	Outstanding balance as of December 31, 2010

Knoxville, TN	Homewood Suites	6.30%	7/19/2011	10/8/2016	$11,499	$11,472	$—
Knoxville, TN	TownePlace Suites	5.45%	8/9/2011	12/11/2015	7,392	7,359	—
Des Plaines, IL	Hilton Garden Inn	5.99%	9/20/2011	8/1/2016	20,838	20,807	—

					$39,729	$39,638	$—

(1)	At acquisition, the Company adjusted the interest rates on these loans to market rates and is amortizing the adjustments to interest expense over the life of the loan.

          A fair value adjustment was recorded upon the assumption of above or below market rate loans in connection with the Company’s hotel acquisitions. These fair value adjustments will be amortized into interest expense over the remaining term of the related indebtedness using a method approximating the effective interest method. The effective interest rates on the applicable debt obligations assumed ranged from 4.7% to 6.5% at the date of assumption. The total adjustment to interest expense was a decrease of $25,000 for both the three month and nine month periods ended September 30, 2011. The unamortized balance of the fair value adjustment was approximately $527,000 at September 30, 2011.

          The Company estimates the fair value of its debt by discounting the future cash flows of each instrument at estimated market rates consistent with the maturity of the debt obligation with similar credit terms and credit characteristics. Market rates take into consideration general market conditions and maturity. As of September 30, 2011, the carrying value and estimated fair value of the Company’s debt was $40.2 million and $40.5 million. The carrying value of the Company’s other financial instruments approximates fair value due to the short-term nature of these financial instruments.

          Prior to the commencement of the Company’s best-efforts offering, the Company obtained an unsecured note payable in a principal amount of $400,000 to fund certain start-up costs and offering expenses. The lender was Bank of America. The note payable bore interest at a variable rate based on the London Interbank Borrowing Rate (LIBOR). The note was fully paid in January 2011 with net proceeds from the Company’s on-going best-efforts offering.

Related Parties	9 Months Ended
Sep. 30, 2011
Related Party Transactions Disclosure [Text Block]

5. Related Parties

          The Company has, and is expected to continue to engage in, significant transactions with related parties. These transactions cannot be construed to be at arm’s length and the results of the Company’s operations may be different if these transactions were conducted with non-related parties. The Company’s independent members of the Board of Directors oversee and annually review the Company’s related party relationships (which include the relationships discussed in this section) and are required to approve any significant modifications to the contracts, as well as any new significant related party transactions. The Board of Directors is not required to approve each individual transaction that falls under the related party relationships. However, under the direction of the Board of Directors, at least one member of the Company’s senior management team approves each related party transaction.

          The Company has a contract with ASRG, to acquire and dispose of real estate assets for the Company. A fee of 2% of the gross purchase price or gross sale price in addition to certain reimbursable expenses is paid to ASRG for these services. As of September 30, 2011, payments to ASRG for fees under the terms of this contract have totaled approximately $6.5 million since inception, all of which was incurred in 2011. Of this amount, $2.7 million was incurred during the three months ending September 30, 2011, and is included in acquisition related costs in the Company’s consolidated statements of operations.

          The Company is party to an advisory agreement with A10A, pursuant to which A10A provides management services to the Company. An annual fee ranging from 0.1% to 0.25% of total equity proceeds received by the Company, in addition to certain reimbursable expenses, are payable for these services. Total advisory fees incurred by the Company under the advisory agreement are included in general and administrative expenses and totaled approximately $206,000 for the nine months ended September 30, 2011.

          In addition to the fees payable to ASRG and A10A, the Company reimbursed A10A or ASRG or paid directly to Apple REIT Six, Inc. (“AR6”) on behalf of A10A or ASRG approximately $1.0 million for the nine months ended September 30, 2011. The expenses reimbursed are approximately $500,000 for costs reimbursed under the contract with ASRG and approximately $500,000 for costs reimbursed under the contract with A10A. The costs are included in general and administrative expenses and are for the Company’s proportionate share of the staffing and related costs provided by AR6. The costs are actual costs with no markup or profit to AR6.

          The advisors are staffed with personnel of AR6. AR6 provides similar staffing for Apple Six Advisors, Inc. (“A6A”), Apple Seven Advisors, Inc. (“A7A”), Apple Eight Advisors, Inc. (“A8A”), Apple Nine Advisors, Inc. (“A9A”), ASRG and Apple Six Realty Group, Inc. (“A6RG”). A6A, A7A, A8A and A9A provide management services to, respectively, AR6, Apple REIT Seven, Inc., Apple REIT Eight, Inc. and Apple REIT Nine, Inc. A6RG provides brokerage services for AR6. Although there is a potential conflict on time allocation of employees due to the fact that a senior manager, officer or staff member will provide services to more than one company, the Company believes that the executives and staff compensation sharing arrangement allows the companies to share costs yet attract and retain superior executives and staff. The cost sharing structure also allows each entity to maintain a much more cost effective structure than having separate staffing arrangements. Amounts reimbursed to AR6 include both compensation for personnel and “overhead” (office rent, utilities, benefits, office supplies, etc.) utilized by the companies. The staff utilized by the Company receives its direction and management for staffing and compensation from the advisory companies (A6A, A7A, A8A, A9A, A10A, ASRG and A6RG) each of which is wholly owned by Glade M. Knight. Since the employees of AR6 may also perform services for the advisors, individuals, including executive officers, have received and may receive payments directly from the advisors. The allocation of costs from AR6 is made by the management of the several REITs and is reviewed at least annually by the Compensation Committees of the several REITs. In making the allocation, management and the Compensation Committee consider all relevant facts related to the Company’s level of business activity and the extent to which the Company requires the services of particular personnel of AR6. Such payments are based on the actual costs of the services and are not based on formal record keeping regarding the time these personnel devote to the Company, but are based on a good faith estimate by the employee and/or his or her supervisor of the time devoted by the employee to the Company. As part of this arrangement, the day to day transactions may result in amounts due to or from the noted related parties. To efficiently manage cash disbursements, the individual companies may make payments for any or all of the related companies. The amounts due to or from the related individual companies are reimbursed or collected and are not significant in amount.

          ASRG, A6A, A7A, A8A, A9A and A10A are 100% owned by Glade M. Knight, Chairman and Chief Executive Officer of the Company. Mr. Knight is also Chairman and Chief Executive Officer of AR6, Apple REIT Seven, Inc., Apple REIT Eight, Inc. and Apple REIT Nine, Inc. Members of the Company’s Board of Directors are also on the Board of Directors of Apple REIT Seven, Inc. and Apple REIT Eight, Inc.

          During the first quarter of 2011, the Company entered into an assignment of contract with ASRG to become the purchaser of a Home2 Suites by Hilton (currently under construction) located in Charleston, South Carolina for a total purchase price of $13.9 million. ASRG entered into the assigned contract on November 5, 2010. Under the terms and conditions of the contract, ASRG assigned to the Company all of its rights and obligations under the purchase contract. There was no consideration paid to ASRG for this assignment, other than the reimbursement of the deposit previously made by ASRG totaling $100,000. There was no profit for ASRG in the assignment.

          The Company has incurred legal fees associated with the Legal Proceedings and Related Matters discussed below. The Company also incurs other professional fees such as accounting and auditing and reporting. These fees are included in General and administrative expense in the Company’s consolidated statements of operations. To be cost effective, these services received by the Company are shared as applicable across the other Apple REIT Companies (AR6, Apple REIT Seven, Inc., Apple REIT Eight, Inc., and Apple REIT Nine, Inc.). The professionals cannot always specifically identify their fees for one company therefore management allocates these costs across the companies that benefit from the services.

Stock Incentive Plan	9 Months Ended
Sep. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

6. Stock Incentive Plan

          During January 2011, the Company adopted a non-employee directors’ stock option plan (the “Directors’ Plan”) to provide incentives to attract and retain directors. The Directors’ Plan provides for the grant of options to purchase a specified number of Units (“Options”) to directors, who are not employees of the Company. A Compensation Committee (“Committee”) was established to administer the Directors’ Plan. The Committee is responsible for granting Options and for establishing the exercise price of Options. As of September 30, 2011, the Company has granted Options to purchase approximately 42,000 Units under the Directors’ Plan and recorded approximately $58,000 in compensation expense.

Shareholders' Equity	9 Months Ended
Sep. 30, 2011
Stockholders' Equity Note Disclosure [Text Block]

7. Shareholders’ Equity

Best-efforts Offering

          The Company is currently conducting an on-going best-efforts offering. The Company registered its Units on Registration Statement Form S-11 (File No. 333-168971) filed on August 20, 2010 and the Form S-11 was declared effective by the SEC on January 19, 2011. Each Unit consists of one common share and one Series A preferred share. The Company began its best-efforts offering of Units the same day the registration statement was declared effective. The minimum offering of 9,523,810 Units at $10.50 per Unit was sold as of January 27, 2011, with proceeds, net of commissions and marketing expenses totaling $90 million. The offering is continuing as of the date of these financial statements. The managing underwriter is David Lerner Associates, Inc., and all of the Units are being sold for the Company’s account.

          The Series A preferred shares have no voting rights and no conversion rights. In addition, the Series A preferred shares are not separately tradable from the common shares to which they relate. The Series A preferred shares do not have any distribution rights except a priority distribution upon the sale of the Company’s assets. The priority distribution (“Priority Distribution”) will be equal to $11.00 per Series A preferred share, and will be paid before any distribution will be made to the holders of any other shares. Upon the Priority Distribution the Series A preferred shares will have no other distribution rights.

Series B Convertible Preferred Stock

          The Company has authorized 480,000 shares of Series B convertible preferred stock. The Company has issued 480,000 Series B convertible preferred shares to Glade M. Knight, Chairman and Chief Executive Officer of the Company, in exchange for the payment by him of $0.10 per Series B convertible preferred share, or an aggregate of $48,000. The Series B convertible preferred shares are convertible into common shares pursuant to the formula and on the terms and conditions set forth below.

          There are no dividends payable on the Series B convertible preferred shares. Holders of more than two-thirds of the Series B convertible preferred shares must approve any proposed amendment to the articles of incorporation that would adversely affect the Series B convertible preferred shares.

          Upon the Company’s liquidation, the holder of the Series B convertible preferred shares is entitled to a priority liquidation payment before any distribution of liquidation proceeds to the holders of the common shares. However, the priority liquidation payment of the holder of the Series B convertible preferred shares is junior to the holders of the Series A preferred shares distribution rights. The holder of a Series B convertible preferred share is entitled to a liquidation payment of $11 per number of common shares each Series B convertible preferred share would be convertible into according to the formula described below. In the event that the liquidation of the Company’s assets results in proceeds that exceed the distribution rights of the Series A preferred shares and the Series B convertible preferred shares, the remaining proceeds will be distributed between the common shares and the Series B convertible preferred shares, on an as converted basis.

          Each holder of outstanding Series B convertible preferred shares shall have the right to convert any of such shares into common shares of the Company upon and for 180 days following the occurrence of any of the following events:

          (1) substantially all of the Company’s assets, stock or business is sold or transferred through exchange, merger, consolidation, lease, share exchange, sale or otherwise, other than a sale of assets in liquidation, dissolution or winding up of the Company;

(2) the termination or expiration without renewal of the advisory agreement, or if the Company ceases to use ASRG to provide property acquisition and disposition services; or

(3) the Company’s common shares are listed on any securities exchange or quotation system or in any established market.

          Upon the occurrence of any conversion event, each Series B convertible preferred share may be converted into a number of common shares based upon the gross proceeds raised through the date of conversion in the Company’s $2 billion offering according to the following table:

Gross Proceeds Raised from Sales of Units through Date of Conversion	Number of Common Shares through Conversion of One Series B Convertible Preferred Share

$400 million	4.83721
$500 million	6.11068
$600 million	7.29150
$700 million	8.49719
$800 million	9.70287
$900 million	10.90855
$ 1 billion	12.11423
$1.1 billion	13.31991
$1.2 billion	14.52559
$1.3 billion	15.73128
$1.4 billion	16.93696
$1.5 billion	18.14264
$1.6 billion	19.34832
$1.7 billion	20.55400
$1.8 billion	21.75968
$1.9 billion	22.96537
$ 2 billion	24.17104

          In the event that after raising gross proceeds of $2 billion, the Company raises additional gross proceeds in a subsequent public offering, each Series B convertible preferred share may be converted into an additional number of common shares based on the additional gross proceeds raised through the date of conversion in a subsequent public offering according to the following formula: (X/100 million) x 1.20568, where X is the additional gross proceeds rounded down to the nearest 100 million.

          No additional consideration is due upon the conversion of the Series B convertible preferred shares. The conversion into common shares of the Series B convertible preferred shares will result in dilution of the shareholders’ interests.

          Expense related to the issuance of 480,000 Series B convertible preferred shares to Mr. Knight will be recognized at such time when the number of common shares to be issued for conversion of the Series B shares can be reasonably estimated and the event triggering the conversion of the Series B shares to common shares occurs. The expense will be measured as the difference between the fair value of the common stock for which the Series B shares can be converted and the amounts paid for the Series B shares. Although the fair market value cannot be determined at this time, expense if the maximum offering is achieved could range from $0 to in excess of $127 million (assumes $11 per unit fair market value). Based on equity raised through September 30, 2011, if a triggering event had occurred, expense would have ranged from $0 to $25.5 million (assumes $11 per unit fair market value) and approximately 2.3 million common shares would have been issued.

Distributions

          The Company’s annual distribution rate as of September 30, 2011 was $0.825 per common share, payable monthly. For the three months ended September 30, 2011, the Company made distributions of $0.20625 per common share for a total of $7.6 million. For the nine months ended September 30, 2011, the Company made distributions of $0.55 per common share for a total of $15.2 million.

Management and Franchise Agreements	9 Months Ended
Sep. 30, 2011
Management And Franchise Agreements [Text Block]

8. Management and Franchise Agreements

          Each of the Company’s 19 hotels are operated and managed, under separate management agreements by affiliates of one of the following companies: MHH Management, LLC (“McKibbon”), Newport Hospitality Group, Inc. (“Newport”), Raymond Management Company, Inc. (“Raymond”), Schulte Hospitality Group, Inc. (“Schulte”), Stonebridge Realty Advisors, Inc. (“Stonebridge”) or White Lodging Services Corporation (“White”). The agreements provide for initial terms of 5-10 years. Fees associated with the agreements generally include the payment of base management fees, incentive management fees, accounting fees, and other fees for centralized services which are allocated among all of the hotels that receive the benefit of such services. Base management fees are calculated as a percentage of gross revenues. Incentive management fees are calculated as a percentage of operating profit in excess of a priority return to the Company, as defined in the management agreements. The Company has the option to terminate the management agreements if specified performance thresholds are not satisfied. For the nine months ended September 30, 2011 the Company incurred approximately $692,000 in management fee expense.

          McKibbon, Newport, Raymond, Schulte, Stonebridge and White are not affiliated with either Marriott or Hilton, and as a result, the hotels they manage were required to obtain separate franchise agreements with each respective franchisor. The Hilton franchise agreements generally provide for a term of 10 to 18 years. Fees associated with the agreements generally include the payment of royalty fees and program fees. The Marriott franchise agreements provide for an initial term of 15 to 20 years. Fees associated with the agreement includes the payment of royalty fees, marketing fees, reservation fees and a communications support fee based on room revenues. For the nine months ended September 30, 2011 the Company incurred approximately $978,000 in franchise fees.

Pro Forma Information (Unaudited)	9 Months Ended
Sep. 30, 2011
Business Combination Disclosure [Text Block]

9. Pro Forma Information (Unaudited)

          The following unaudited pro forma information for the nine months ended September 30, 2011, is presented as if the acquisitions of the Company’s 19 hotels acquired after December 31, 2010 had occurred on the latter of January 1, 2011 or the opening date of the hotel. The pro forma information does not purport to represent what the Company’s results of operations would actually have been if such transactions, in fact, had occurred on these applicable dates, nor does it purport to represent the results of operations for future periods. Amounts are in thousands, except per share data.

	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2011

Total revenues	$21,093	$56,943
Net income	4,644	1,605
Net income per share - basic and diluted	$0.13	$0.05

          The pro forma information reflects adjustments for actual revenues and expenses of the 19 hotels acquired during the nine months ended September 30, 2011 for the respective period owned prior to acquisition by the Company. Net income has been adjusted as follows: (1) interest income and expense has been adjusted to reflect the reduction in cash and cash equivalents required to fund the acquisitions; (2) interest expense related to prior owner’s debt which was not assumed has been eliminated; (3) depreciation has been adjusted based on the Company’s basis in the hotels; and (4) transaction costs have been adjusted for the acquisition of existing businesses.

Legal Proceedings and Related Matters	9 Months Ended
Sep. 30, 2011
Legal Matters and Contingencies [Text Block]

10. Legal Proceedings and Related Matters

          The term the “Apple REIT Companies” means Apple REIT Six, Inc. Apple REIT Seven, Inc., Apple REIT Eight, Inc., Apple REIT Nine, Inc. and the Company.

          The Company is currently engaged in three ongoing putative class action lawsuits brought on behalf of purchasers of Units of at least one of the Apple REIT Companies during June 2011. As discussed below, one of the complaints was amended in October 2011.

          On October 10, 2011, the plaintiffs in Kronberg et al. v. David Lerner Associates Inc., et al, Case No. 2:11-cv-03558, filed an amended class action complaint in the United States District Court for the District of New Jersey, adding new parties and new claims to the action originally filed on June 20, 2011. The plaintiffs are residents of New York, Connecticut, and Florida alleged to be investors in the Company, Apple REIT Eight, Inc. and Apple REIT Nine, Inc. The new defendants are directors of these companies and Apple Suites Realty Group, Inc., Apple Eight Advisors, Inc., Apple Nine Advisors, Inc., Apple Ten Advisors, Inc., and Apple Fund Management, LLC. The amended complaint adds claims on behalf of subclasses of residents of New Jersey, New York, Connecticut and Florida, in addition to the putative nationwide class, and no longer includes purchasers of Apple REIT Six, Inc. and Apple REIT Seven, Inc. The amended complaint asserts new claims for breach of fiduciary duty and for violation of the securities laws of the states of New Jersey, Connecticut and Florida, and seeks certification of the subclasses, monetary damages including pre- and post-judgment interest, equitable relief and fees and costs. In addition to the allegations contained in the original complaint, the amended complaint alleges that David Lerner Associates, Inc., and the directors breached a fiduciary duty to the shareholders by failing to disclose material information about the prior Apple REIT Companies’ sources of distributions and share valuation, that they aided and abetted one another’s breaches, and that the Apple REIT entities and directors are jointly and severally liable for the acts of David Lerner Associates, Inc. The amended complaint also asserts that plaintiffs are entitled to recover under certain state securities laws.

          The Company believes that any claims against it, its officers and directors and other Apple entities are without merit, and intends to defend against them vigorously. At this time, the Company cannot reasonably predict the outcome of these proceedings or provide a reasonable estimate of the possible loss or range of loss due to these proceedings, if any.

          Also, in May 2011, the Financial Industry Regulatory Authority (“FINRA”) filed a complaint against David Lerner Associates, Inc., related to its sales practices relative to the Units of the Company. The Company is unaffiliated with David Lerner Associates, Inc.; however, the Company relies upon it for the offer and sale and administration of the Units. The Company intends to cooperate with regulatory or governmental inquiries.

Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Text Block]

11. Subsequent Events

          In October 2011, the Company declared and paid approximately $2.7 million in dividend distributions to its common shareholders, or $0.06875 per outstanding common share.

          During October 2011, the Company closed on the issuance of 1.3 million Units through its on-going best-efforts offering, representing gross proceeds to the Company of $14.3 million and proceeds net of selling and marketing costs of $12.8 million.

          Subsequent to September 30, 2011, the Company closed on the purchase of four hotels. The following table summarizes the hotel information. All dollar amounts are in thousands.

Location	Brand	Date of Purchase	Rooms	Gross Purchase Price

Round Rock, TX	Homewood Suites	10/3/2011	115	$15,500
Scottsdale, AZ	Hilton Garden Inn	10/3/2011	122	16,300	(a)
South Bend, IN	Fairfield Inn & Suites	11/1/2011	119	17,500
Charleston, SC	Home2 Suites	11/10/2011	122	13,908

			478	$63,208

(a)	The Company assumed approximately $10.6 million of mortgage debt associated with this hotel. The loan provides for monthly payments of principal and interest on an amortized basis.

          Subsequent to September 30, 2011, the Company entered into a series of contracts for the potential purchase of six hotels, all of which are under construction. The following table summarizes the hotel and contract information. All dollar amounts are in thousands.

Location	Brand	Date of Purchase Contract	Rooms	Gross Purchase Price	Initial Refundable Deposit

Oceanside, CA	Courtyard	10/28/2011	142	$30,500	$200
Dallas, TX	Hilton Garden Inn	11/1/2011	165	27,300	50
Grapevine, TX	Courtyard	11/1/2011	180	(a)	(a)
Grapevine, TX	TownePlace Suites	11/1/2011	120	(a)	(a)
Huntsville, AL	Home2 Suites	11/1/2011	77	(b)	(b)
Huntsville, AL	Hampton Inn & Suites	11/1/2011	98	(b)	(b)

			782	$120,087	$303

(a)

The Courtyard and TownePlace Suites hotels in Grapevine, TX are part of an adjoining two-hotel complex that will be located on the same site. The two hotels are covered by the same purchase contract with a total gross purchase price of $41.7 million and an initial deposit of $50,000.

(b)	The Home2 Suites and Hampton Inn & Suites hotels in Huntsville, AL are covered by the same purchase contract with a total gross purchase price of $20.6 million and an initial deposit of $2,500.